Financial risk management (Details 3) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	$ 578,567	$ 736,495
Less than3 months member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	158,282	210,919
From3 months to1 year member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	95,479	30,057
From2 to5 years member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	161,323	73,820
Trade and other payables member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	483,559	690,654
Trade and other payables member | Less than3 months member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	158,282	210,919
Trade and other payables member | From3 months to1 year member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	44,816	29,484
Trade and other payables member | From2 to5 years member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	161,323	73,820
Borrowing [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	95,008	45,841
Borrowing [member] | Less than3 months member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities
Borrowing [member] | From3 months to1 year member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	50,663	573
Borrowing [member] | From2 to5 years member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities
Borrowing [member] | No deadline member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities
Borrowing [member] | From1 to2 years member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	44,345	45,268
No deadline member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	100,329	375,157
No deadline member | Trade and other payables member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	100,329	375,157
From1 to2 years member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	63,154	46,542
From1 to2 years member | Trade and other payables member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	$ 18,809	$ 1,274